Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NORTHWESTERN MUTUAL SERIES FUND INC
Entity Central Index Key	0000742212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000259889
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.27%
Expenses Short Period Footnote [Text Block]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 8.22%. The Portfolio compares its performance to the Active/Passive Aggressive Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 9.00% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. The Emerging Markets Equity Portfolio and the Domestic Equity Portfolio both benefited from strong security selection in the Industrials sector. A fixed income underlying fund - the Multi-Sector Bond Portfolio - also contributed to the Portfolio’s relative results, benefiting from the strong credit environment and exposure to emerging market debt during the period.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions primarily detracted from relative results during the period. An overweight position to fixed income and the resulting underweight to equity and commodities was negative for results. Partially offsetting the negative impact was an underweight to the weak performing real estate asset class and a tactical decision to add value factor exposure to the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Active/Passive Aggressive Portfolio	Active/Passive Aggressive Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,822.05	10,900.00	10,315.27	11,099.53

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Aggressive Portfolio	8.22%
Active/Passive Aggressive Portfolio Blended Composite Benchmark *	9.00%
Bloomberg® U.S. Aggregate Bond Index	3.15%
S&P 500® Index	11.00%

* Active/Passive Aggressive Portfolio Blended Composite Benchmark: S&P 500® Index (33%), S&P 400® MidCap Index (9%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (21%), MSCI® Emerging Markets Index (7%), Dow Jones U.S. Select REIT Index (5%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (15%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 53,272,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 19,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$53,272
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid (000's)	$19

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.0%
Commodities	2.5%
Fixed Income	19.1%
Foreign Equity	26.8%
Domestic Equity	49.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	10.1%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	9.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	8.1%
iShares Core U.S. Aggregate Bond ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.6%
iShares Core MSCI EAFE ETF	5.2%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	4.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.5%

C000259888
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount	$ 14	[2]
Expense Ratio, Percent	0.27%
Expenses Short Period Footnote [Text Block]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 4.81%. The Portfolio compares its performance to the Active/Passive Conservative Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 5.03% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. The Emerging Markets Equity Portfolio and the Domestic Equity Portfolio both benefited from strong security selection in the Industrials sector. A fixed income underlying fund - the Multi-Sector Bond Portfolio - also contributed to the Portfolio’s relative results, benefiting from the strong credit environment and exposure to emerging market debt during the period.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions primarily detracted from relative results during the period. An overweight position to fixed income and the resulting underweight to equity and commodities was negative for results. Partially offsetting the negative impact was an underweight to the weak performing real estate asset class and a tactical decision to add value factor exposure to the Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Active/Passive Conservative Portfolio	Active/Passive Conservative Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,480.73	10,503.19	11,099.53	10,315.27

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Conservative Portfolio	4.81%
Active/Passive Conservative Portfolio Blended Composite Benchmark *	5.03%
S&P 500® Index	11.00%
Bloomberg® U.S. Aggregate Bond Index	3.15%

* Active/Passive Conservative Portfolio Blended Composite Benchmark: S&P 500® Index (10%), S&P 400® MidCap Index (3%), MSCI® EAFE Index (6%), MSCI® Emerging Markets Index (3%), Dow Jones U.S. Select REIT Index (3%), Bloomberg® Commodity IndexSM (3%), Bloomberg® Barclays U.S. Aggregate Bond Index (70%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 29,544,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 14,000
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$29,544
# of Portfolio Holdings (Derivatives not included, if applicable)	24
Portfolio Turnover Rate	9%
Net Investment Advisory Fees Paid (000's)	$14

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.2%
Commodities	1.5%
Foreign Equity	8.4%
Domestic Equity	16.0%
Fixed Income	72.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core U.S. Aggregate Bond ETF	29.5%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.6%
State Street SPDR Portfolio Long Term Treasury ETF	5.0%
iShares Core S&P 500 ETF	3.0%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.4%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	2.0%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	1.5%

C000259890
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active/Passive Very Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 6/30/2025 (commencement of operations) to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Very Aggressive Portfolio	$14Footnote Reference+	0.27%
Footnote	Description
Footnote+	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.

Expenses Paid, Amount	$ 14	[3]
Expense Ratio, Percent	0.27%
Expenses Short Period Footnote [Text Block]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

Since the Portfolio’s inception on June 30, 2025, the Portfolio returned 9.81%. The Portfolio compares its performance to the Active/Passive Very Aggressive Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 10.23% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  Since inception, the Portfolio’s relative performance was helped by strength in a number of underlying funds. Notable contributors were the Emerging Markets Equity Portfolio and the Domestic Equity Portfolio, which both benefited from strong security selection in the Industrials sector.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector. The International Equity Portfolio was another underlying fund that was held back by stock picks within the Consumer Discretionary sector.

  Tactical allocation decisions contributed to relative results during the period. An underweight position to the real estate asset class and an overweight to U.S. small cap equity were beneficial. In addition, a tactical decision to add value factor exposure to the Portfolio through positions in the iShares MSCI USA Value Factor ETF and the Dimensional International Value ETF boosted relative results.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Active/Passive Very Aggressive Portfolio	Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
6/2025	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2025	10,980.85	11,023.21	10,315.27	11,099.53

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	Since Inception
Active/Passive Very Aggressive Portfolio	9.81%
Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *	10.23%
Bloomberg® U.S. Aggregate Bond Index	3.15%
S&P 500® Index	11.00%

* Active/Passive Very Aggressive Portfolio Blended Composite Benchmark: S&P 500® Index (38%), S&P 400® MidCap Index (11%), S&P SmallCap 600 Index (5%), MSCI® EAFE Index (25%), MSCI® Emerging Markets Index (10%), Dow Jones U.S. Select REIT Index (5%), Bloomberg® Commodity IndexSM (4%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 49,716,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$49,716
# of Portfolio Holdings (Derivatives not included, if applicable)	22
Portfolio Turnover Rate	25%
Net Investment Advisory Fees Paid (000's)	$18

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.7%
Commodities	2.0%
Foreign Equity	35.0%
Domestic Equity	60.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

iShares Core S&P 500 ETF	13.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	8.3%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.8%
iShares Core MSCI EAFE ETF	5.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.4%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 9/15/2025, the name of the Portfolio has been changed to the Active/Passive Very Aggressive Portfolio. Additionally, the Portfolio's 80% investment policy was eliminated. This is a summary of certain changes to the Portfolio since 6/30/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]	Effective 9/15/2025, the name of the Portfolio has been changed to the Active/Passive Very Aggressive Portfolio.
Material Fund Change Strategies [Text Block]	Additionally, the Portfolio's 80% investment policy was eliminated.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 6/30/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000079
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE MODERATE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active/Passive Moderate Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Moderate Portfolio	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.46%. The Portfolio compares its performance to the Active/Passive Moderate Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 15.49% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  The Portfolio relative performance was helped by strength among the fixed income underlying funds, including the Multi-Sector Bond Portfolio and the Select Bond Portfolio, with both benefiting from the strong credit environment during the year. The Emerging Markets Equity Portfolio was also a strong contributor, as security selection strength in Asia provided significant excess returns.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector.

  Tactical allocation decisions largely detracted from relative results during the year. Overweight positions to U.S. small and mid cap companies relative to the benchmark were notable detractors, as the source of these overweights, primarily large cap U.S. equity, emerging markets and commodities, were relative winners. An overweight position to fixed income during the year also held back relative results.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Active/Passive Moderate Portfolio	Active/Passive Moderate Portfolio Blended Composite Benchmark *	Bloomberg® U.S. Aggregate Bond Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	10,778.77	10,921.36	10,264.72	11,195.99
12/2017	12,382.04	12,621.54	10,628.29	13,640.26
12/2018	11,778.33	11,960.14	10,629.48	13,042.23
12/2019	14,261.33	14,559.23	11,556.04	17,148.76
12/2020	16,177.01	16,684.27	12,423.50	20,303.93
12/2021	17,867.56	18,860.83	12,231.95	26,132.25
12/2022	15,217.29	15,951.09	10,640.54	21,399.47
12/2023	17,535.69	18,613.52	11,228.84	27,024.88
12/2024	19,239.40	20,596.95	11,369.22	33,786.42
12/2025	22,022.12	23,787.52	12,199.28	39,827.45

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Active/Passive Moderate Portfolio	14.46%	6.36%	8.21%
Active/Passive Moderate Portfolio Blended Composite Benchmark *	15.49%	7.35%	9.05%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

* Active/Passive Moderate Portfolio Blended Composite Benchmark: S&P 500® Index (28%), S&P 400® MidCap Index (7%), S&P SmallCap 600 Index (3%), MSCI® EAFE Index (15%), MSCI® Emerging Markets Index (6%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (5%), Bloomberg® Barclays U.S. Aggregate Bond Index (30%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 298,981,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 283,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$298,981
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	22%
Net Investment Advisory Fees Paid (000's)	$283

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.3%
Commodities	0.2%
Foreign Equity	19.9%
Fixed Income	33.8%
Domestic Equity	41.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	18.1%
iShares Core S&P 500 ETF	9.3%
iShares Core U.S. Aggregate Bond ETF	7.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	4.0%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	3.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3.7%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets.  Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]	Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Moderate Portfolio.
Material Fund Change Expenses [Text Block]	Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000080
Shareholder Report [Line Items]
Fund Name	ACTIVE/PASSIVE BALANCED PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active/Passive Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Balanced Portfolio	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 12.19%. The Portfolio compares its performance to the Active/Passive Balanced Portfolio Blended Composite Benchmark (the "Benchmark") *, which returned 12.80% for the same period.

  The investment markets in 2025 demonstrated remarkable resilience and growth amidst a backdrop of global economic uncertainties. The S&P 500® Index achieved its third consecutive year of double-digit returns, propelled by robust performance in the Information Technology and Communication Services sectors. Driven by compelling relative valuations and a weakening U.S. dollar, international markets were even stronger during the year. Fixed income markets also showed significant strength as the credit environment was positive and interest rate cuts moved yields lower, and prices higher, across most maturities.

  The Portfolio’s relative performance was helped by strength among the fixed income underlying funds, including the Multi-Sector Bond Portfolio and the Select Bond Portfolio, with both benefiting from the strong credit environment during the year. The Emerging Markets Equity Portfolio was also a strong contributor, as security selection strength in Asia provided significant excess returns.

  The positive contributors to relative performance for the Portfolio were offset by weakness in two U.S. large cap equity underlying funds - the Focused Appreciation Portfolio and the Large Cap Blend Portfolio. Both were hindered by underweight positions and stock selection in the strong performing Information Technology sector.

  Tactical allocation decisions largely detracted from relative results during the year. Overweight positions to U.S. small and mid cap companies relative to the benchmark were notable detractors, as the source of these overweights, primarily large cap U.S. equity, emerging markets and commodities, were relative winners. An overweight position to fixed income during the year also held back relative results.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Active/Passive Balanced Portfolio	Active/Passive Balanced Portfolio Blended Composite Benchmark *	S&P 500® Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	10,658.25	10,760.98	11,195.99	10,264.72
12/2017	11,935.58	12,096.47	13,640.26	10,628.29
12/2018	11,523.53	11,644.55	13,042.23	10,629.48
12/2019	13,588.79	13,799.75	17,148.76	11,556.04
12/2020	15,286.14	15,607.10	20,303.93	12,423.50
12/2021	16,441.68	17,104.14	26,132.25	12,231.95
12/2022	14,117.56	14,621.22	21,399.47	10,640.54
12/2023	15,962.74	16,664.73	27,024.88	11,228.84
12/2024	17,148.02	17,988.89	33,786.42	11,369.22
12/2025	19,239.12	20,292.09	39,827.45	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Active/Passive Balanced Portfolio	12.19%	4.71%	6.76%
Active/Passive Balanced Portfolio Blended Composite Benchmark *	12.80%	5.39%	7.33%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

* Active/Passive Balanced Portfolio Blended Composite Benchmark: S&P 500® Index (17%), S&P MidCap 400® Index (5%), S&P SmallCap 600® Index (3%), MSCI® EAFE Index (10%), MSCI® Emerging Markets Index (5%), Dow Jones U.S. Select REIT Index (4%), Bloomberg® Commodity IndexSM (4%), Bloomberg® Barclays U.S. Aggregate Bond Index (50%) and ICE BofA® US 3-Month Treasury Bill Index (2%)

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,968,661,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,931,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,968,661
# of Portfolio Holdings (Derivatives not included, if applicable)	26
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$1,931

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.8%
Commodities	0.2%
Foreign Equity	14.0%
Domestic Equity	28.9%
Fixed Income	53.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	25.1%
iShares Core U.S. Aggregate Bond ETF	14.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	5.3%
State Street SPDR Portfolio Long Term Treasury ETF	5.0%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	3.9%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.6%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	3.5%
State Street SPDR Portfolio S&P 600 Small Cap ETF	2.5%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	2.4%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets. Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]	Effective 7/1/2025, the name of the Portfolio has been changed to the Active/Passive Balanced Portfolio.
Material Fund Change Expenses [Text Block]	Effective 5/1/2025, the Board of Directors of the Northwestern Mutual Series Fund, Inc., approved a reduction in the advisory fee for the Portfolio to 0.15% of average daily net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000076
Shareholder Report [Line Items]
Fund Name	DOMESTIC EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.43%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  In 2025, U.S. equity markets generated a strong positive return, shrugging off concerns around tariffs, inflation and the labor market. Ongoing investor excitement was driven by optimism around AI-related spending and potential rate cuts by the Federal Reserve.

  The Portfolio’s relative performance benefited from positive stock selection in several sectors, including Communication Services, Industrials, Consumer Discretionary, Utilities and Energy.

  In the Communication Services sector, Alphabet, Inc. - Class A was the top contributing name during the year, with the Portfolio maintaining an average overweight exposure throughout the period. Additionally, there were two overweight positions in the Industrials sector, Northrop Grumman Corp. and Southwest Airlines Co., both of which were top contributors to relative performance. Other top contributors included UnitedHealth Group, Inc., an out-of-benchmark holding in Seagate Technology Holdings PLC and General Motors Co.

  Stock selection in Consumer Discretionary, Information Technology and Real Estate sectors detracted from relative performance during the period. An underweight allocation to the Financials Sector also detracted from relative performance.

  Individual detractors to relative performance for the Portfolio during the period included overweight positions in Conagra Brands, Inc., Merck & Co, Inc. and Baxter International, Inc. Performance relative to the benchmark was also negatively affected by the Portfolio’s lack of exposure to the Information Technology company, Micron Technology, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Domestic Equity Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,498.01	11,734.03	11,195.99
12/2017	13,081.90	13,337.37	13,640.26
12/2018	12,714.02	12,234.78	13,042.23
12/2019	15,354.57	15,482.04	17,148.76
12/2020	15,466.52	15,914.86	20,303.93
12/2021	18,979.46	19,919.09	26,132.25
12/2022	18,412.71	18,417.64	21,399.47
12/2023	19,096.65	20,528.77	27,024.88
12/2024	20,446.63	23,478.38	33,786.42
12/2025	23,397.60	27,212.98	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Domestic Equity Portfolio	14.43%	8.63%	8.87%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	Jul. 31, 2025
AssetsNet	$ 1,173,322,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 5,203,000
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,173,322
# of Portfolio Holdings (Derivatives not included, if applicable)	71
Portfolio Turnover Rate	105%
Net Investment Advisory Fees Paid (000's)	$5,203

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.9%
Real Estate	1.9%
Utilities	4.0%
Energy	5.5%
Communication Services	6.0%
Materials	6.1%
Consumer Discretionary	8.2%
Consumer Staples	9.6%
Information Technology	10.2%
Industrials	11.9%
Health Care	13.2%
Financials	21.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Citigroup, Inc.	4.1%
Alphabet, Inc. - Class A	3.9%
Cisco Systems, Inc.	2.8%
General Motors Co.	2.6%
Microsoft Corp.	2.5%
Exxon Mobil Corp.	2.5%
Capital One Financial Corp.	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.4%
Amazon.com, Inc.	2.4%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 7/31/2025, Putnam Investment Management, LLC ("Putnam"), replaced Delaware Investments Fund Advisers as the sub-adviser to the Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Adviser [Text Block]	Effective 7/31/2025, Putnam Investment Management, LLC ("Putnam"), replaced Delaware Investments Fund Advisers as the sub-adviser to the Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050280
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$100	0.85%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 34.19%. The Portfolio compares its performance to the MSCI® Emerging Markets Index (Net), which returned 33.57% for the same period.

  Emerging market equities ended 2025 with robust gains, outperforming developed markets. Policy uncertainty, alongside concerns over U.S. fiscal discipline, contributed to U.S. dollar weakness, which supported emerging market performance. The U.S. Federal Reserve’s interest rate cuts later in the year provided an additional tailwind. Separately, China’s artificial intelligence (AI) breakthrough in early 2025 prompted a global tech sell-off, though confidence soon rebounded.

  The Portfolio benefited from robust performance in Taiwan and Korea’s tech sectors, driven primarily by advances in artificial intelligence.

  In Taiwan, standout performers included Delta Electronics, Inc., Taiwan Semiconductor Manufacturing Co., Ltd. and ASE Technology Holding Co., Ltd. The Portfolio maintained diversified exposure across the AI supply chain, spanning semiconductor manufacturing, design and data center-orientated names. Similarly, in Korea, memory chip producers SK Hynix, Inc. and Samsung Electronics Co., Ltd. outperformed, alongside power equipment maker HD Hyundai Electric Co., Ltd.

  China and India both detracted from relative performance amid concerns over domestic growth and tariff-related uncertainty.

  Detractors in China and India included Giant Biogene Holding Co., Ltd., Indian Hotels Co., Ltd., HDFC Bank, Ltd. and Tata Consultancy Services, Ltd. Globant, the Argentina-based technology solutions provider, was another major stock detractor, falling due to expectations of softening demand in its core U.S market.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Emerging Markets Equity Portfolio	MSCI® Emerging Markets Index (Net)
12/2015	$10,000.00	$10,000.00
12/2016	10,906.49	11,118.79
12/2017	13,942.78	15,264.33
12/2018	12,025.08	13,040.51
12/2019	14,502.16	15,442.89
12/2020	18,396.79	18,269.71
12/2021	17,559.32	17,805.46
12/2022	13,120.86	14,228.09
12/2023	14,027.40	15,626.43
12/2024	14,591.97	16,799.07
12/2025	19,581.18	22,437.80

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Emerging Markets Equity Portfolio	34.19%	1.26%	6.95%
MSCI® Emerging Markets Index (Net)	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,299,101,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 9,200,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,299,101
# of Portfolio Holdings (Derivatives not included, if applicable)	61
Portfolio Turnover Rate	35%
Net Investment Advisory Fees Paid (000's)	$9,200

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Energy	0.6%
Utilities	0.9%
Health Care	1.9%
Real Estate	2.8%
Consumer Staples	2.9%
Materials	5.9%
Industrials	8.6%
Communication Services	10.9%
Consumer Discretionary	11.0%
Financials	24.2%
Information Technology	29.6%

Investments by Country of Risk (% of net assets)

Value	Value
Other	19.7%
Mexico	5.6%
South Korea	12.9%
India	16.9%
Taiwan	17.5%
China	26.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Tencent Holdings, Ltd.	7.8%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.5%
HDFC Bank, Ltd.	4.0%
Grupo Mexico SAB de CV	3.8%
SK Hynix, Inc.	3.0%
Contemporary Amperex Technology Co., Ltd. - Class A	2.2%
Al Rajhi Bank	1.8%
Bank Negara Indonesia Persero Tbk PT	1.8%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 8/1/2025, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver applicable to the Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 8/1/2025, Mason Street Advisors, LLC, the investment adviser to the Portfolio, agreed to increase the management fee waiver applicable to the Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000077
Shareholder Report [Line Items]
Fund Name	EQUITY INCOME PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.48%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  U.S. equity markets rose, rebounding after early tariff concerns, supported by improved trade negotiations, fiscal stimulus from new tax legislation, and favorable corporate earnings. Investor interest in artificial intelligence and other high-growth sectors further boosted momentum.

  Stock selection in Industrials and Business Services contributed to relative performance. Shares of General Electric Co. advanced as robust aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, and increased share buybacks and dividends further supported investor confidence.

  In Consumer Discretionary, an underweight exposure and stock selection also added value. Las Vegas Sands Corp. shares benefited from improving tourism trends and reinvestment in Macau. Management’s expanded share buyback program also buoyed investor optimism for the company’s long-term growth prospects.

  In contrast, stock selection in Materials detracted substantially from relative performance. Shares of International Paper Co. declined due to weaker earnings, soft packaging demand, and higher costs. Mill closures, business divestitures, reduced guidance and potential DS Smith integration challenges further strained sentiment.

  Stock selection in Consumer Staples also hurt results. Kimberly-Clark Corp. shares fell on tariff driven costs, lower profit guidance, private label competition, and concerns over risks related to Kenvue, Inc’s acquisition.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Equity Income Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,916.81	11,734.03	11,195.99
12/2017	13,852.48	13,337.37	13,640.26
12/2018	12,557.49	12,234.78	13,042.23
12/2019	15,899.64	15,482.04	17,148.76
12/2020	16,090.91	15,914.86	20,303.93
12/2021	20,226.57	19,919.09	26,132.25
12/2022	19,575.38	18,417.64	21,399.47
12/2023	21,471.14	20,528.77	27,024.88
12/2024	24,020.94	23,478.38	33,786.42
12/2025	27,498.29	27,212.98	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Equity Income Portfolio	14.48%	11.31%	10.64%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 771,675,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 4,066,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$771,675
# of Portfolio Holdings (Derivatives not included, if applicable)	124
Portfolio Turnover Rate	28%
Net Investment Advisory Fees Paid (000's)	$4,066

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Materials	2.9%
Real Estate	3.5%
Consumer Discretionary	4.2%
Utilities	6.1%
Communication Services	6.7%
Consumer Staples	6.8%
Energy	8.4%
Information Technology	10.5%
Health Care	13.4%
Industrials	14.1%
Financials	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Alphabet, Inc., Various	3.4%
The Southern Co., Various	2.2%
QUALCOMM, Inc.	2.1%
Citigroup, Inc.	2.1%
MetLife, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
The Charles Schwab Corp.	1.9%
The Boeing Co., Various	1.8%
Bank of America Corp.	1.7%
TotalEnergies SE	1.6%

C000000090
Shareholder Report [Line Items]
Fund Name	FOCUSED APPRECIATION PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.91%. The Portfolio compares its performance to the Russell 1000® Growth Index, which returned 18.56% for the same period.

  All aspects of the portfolio manager’s quality-growth-valuation investment thesis must be present simultaneously to make an investment. Often the research is completed well in advance of the opportunity to invest. The portfolio manager maintains coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing positions in Deere & Co., Nike, Inc., Novo Nordisk A/S, ADR, Regeneron Pharmaceuticals Inc., Thermo Fisher Scientific, Inc., and Vertex Pharmaceuticals Inc. as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba Group Holding, Ltd., ADR, Netflix, Inc., Oracle Corp., Qualcomm, Inc., and Yum China Holdings, Inc. to finance purchases and manage position size.

  Stock selection in the Consumer Staples, Consumer Discretionary, and Industrials sectors, along with our allocations in the Communication Services and Health Care sectors, contributed positively to relative performance.

  The Portfolio’s positions in Alphabet, Inc., Nvidia Corp., and The Boeing Co. contributed the most to performance.

  Stock selection in the Health Care, Communication Services, Financials, and Information Technology sectors, along with our allocations in the Information Technology, Consumer Discretionary, Financials, and Consumer Staples sectors, detracted from relative performance.

  The Portfolio’s positions in Novo Nordisk A/S, ADR, Salesforce, Inc., and FactSet Research Systems, Inc. detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Focused Appreciation Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,587.46	10,707.66	11,195.99
12/2017	14,147.19	13,942.63	13,640.26
12/2018	13,816.25	13,731.58	13,042.23
12/2019	18,233.49	18,728.42	17,148.76
12/2020	24,167.82	25,937.60	20,303.93
12/2021	28,735.74	33,095.52	26,132.25
12/2022	20,739.67	23,452.45	21,399.47
12/2023	31,315.37	33,461.55	27,024.88
12/2024	42,096.25	44,623.11	33,786.42
12/2025	48,371.71	52,905.34	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Focused Appreciation Portfolio	14.91%	14.89%	17.07%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,548,931,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 8,876,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,548,931
# of Portfolio Holdings (Derivatives not included, if applicable)	37
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$8,876

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.1%
Consumer Staples	2.9%
Industrials	6.7%
Financials	7.6%
Health Care	11.8%
Consumer Discretionary	16.9%
Communication Services	23.6%
Information Technology	29.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	10.9%
Alphabet, Inc., Various	8.8%
Tesla, Inc.	8.5%
Meta Platforms, Inc. - Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. - Class A	4.7%
Oracle Corp.	4.7%
The Boeing Co.	4.6%
Microsoft Corp.	4.2%

C000000083
Shareholder Report [Line Items]
Fund Name	GOVERNMENT MONEY MARKET PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
AssetsNet	$ 500,032,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,513,000
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)$500,032 # of Portfolio Holdings (Derivatives not included, if applicable)124 Net Investment Advisory Fees Paid (000's)$1,513
Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-0.1%
Repurchase Agreements	41.0%
US Government & Agencies	59.1%

C000000091
Shareholder Report [Line Items]
Fund Name	GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 19.40%. The Portfolio compares its performance to the Russell 1000® Growth Index, which returned 18.56% for the same period.

  Large-cap U.S. stocks rose in 2025. After a challenging start to the year, the market rebounded, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history and heightened valuations among artificial intelligence-related companies.

  Stock selection in the Consumer Discretionary and Industrials and Business Services sectors contributed to relative performance.

  The top contributor among the Consumer Discretionary holdings was Carvana, as the company delivered multiple quarters of thesis-confirming results, highlighted by strong growth in units sold and total revenue alongside better-than-expected gross profit per unit. Within Industrials and Business Services, the position in GE Aerospace added value as the company continued to benefit from a multi-year aerospace recovery.

  Conversely, stock selection and an underweight in Information Technology detracted from relative returns. Health Care also hurt due to security selection.

  The leading detractor in Information Technology was ServiceNow, which underperformed amid a challenging environment for software stocks. In Health Care, UnitedHealth Group drove underperformance due to several headwinds, including a downward guidance revision due to higher-than-expected medical expenditures and news that its chief executive officer would be stepping down.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Growth Stock Portfolio	Russell 1000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,246.79	10,707.66	11,195.99
12/2017	12,733.19	13,942.63	13,640.26
12/2018	12,893.39	13,731.58	13,042.23
12/2019	16,720.77	18,728.42	17,148.76
12/2020	22,568.67	25,937.60	20,303.93
12/2021	26,330.59	33,095.52	26,132.25
12/2022	16,141.32	23,452.45	21,399.47
12/2023	24,162.12	33,461.55	27,024.88
12/2024	33,301.43	44,623.11	33,786.42
12/2025	39,762.92	52,905.34	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Growth Stock Portfolio	19.40%	11.99%	14.80%
Russell 1000® Growth Index	18.56%	15.32%	18.13%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,500,600,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 5,636,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,500,600
# of Portfolio Holdings (Derivatives not included, if applicable)	59
Portfolio Turnover Rate	11%
Net Investment Advisory Fees Paid (000's)	$5,636

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Utilities	0.5%
Materials	0.6%
Consumer Staples	0.7%
Industrials	3.3%
Health Care	7.1%
Financials	8.2%
Communication Services	15.6%
Consumer Discretionary	17.3%
Information Technology	46.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	15.6%
Microsoft Corp.	9.4%
Apple, Inc.	8.6%
Alphabet, Inc., Various	7.8%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc. - Class A	4.9%
Broadcom, Inc.	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.3%
Visa, Inc. - Class A	3.0%

C000000081
Shareholder Report [Line Items]
Fund Name	HIGH YIELD BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 8.49%. The Portfolio compares its performance to the Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index, which returned 8.62% for the same period.

  The high-yield market in 2025 proved very resilient in the face of tariffs, wars and overall economic concerns. The high-yield market also experienced credit spreads at levels well inside of historical medians.

  The Portfolio was positively impacted by security selection in the period, especially in the Midstream, Building Materials, Retail, Chemicals, Consumer Products, Packaging, Railroads and Electric Utilities sectors. The Portfolio was also positively impacted by its underweight allocation to the underperforming Retail sector.

  Specific Portfolio holdings that positively impacted relative performance included Foundation Building Materials, Beach Acquisition Bidco LLC (Sketchers), CP Atlas Buyer, Inc. (American Bath), Millennium Escrow Corp. (Centerfield Media Partners) and Allied Universal Holdco LLC.

  The Portfolio was negatively impacted by its industry allocation, especially its underweight allocation to the strong performing Wireless Telecommunications and Media & Entertainment sectors. It was also negatively impacted by security selection in the Cable & Satellite and Automotive sectors.

  Specific Portfolio holdings that negatively impacted relative performance included Ardagh Metal Packaging Finance USA LLC, Real Hero Merger, Condor Merger (MacFee), WarnerMedia Holdings, Inc. and Organon & Co.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	High Yield Bond Portfolio	Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,459.50	11,712.99	10,264.72
12/2017	12,248.15	12,591.82	10,628.29
12/2018	11,916.59	12,329.37	10,629.48
12/2019	13,700.35	14,094.77	11,556.04
12/2020	14,610.41	15,088.10	12,423.50
12/2021	15,385.65	15,881.83	12,231.95
12/2022	13,642.11	14,105.99	10,640.54
12/2023	15,448.47	16,002.32	11,228.84
12/2024	16,434.81	17,313.41	11,369.22
12/2025	17,830.44	18,806.30	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
High Yield Bond Portfolio	8.49%	4.06%	5.95%
Bloomberg® U.S. Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 712,641,000
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 2,950,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$712,641
# of Portfolio Holdings (Derivatives not included, if applicable)	522
Portfolio Turnover Rate	35%
Net Investment Advisory Fees Paid (000's)	$2,950

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.8%
Communication Services	0.0%
Diversified	0.3%
Utilities	3.1%
Basic Materials	4.3%
Technology	9.3%
Communications	9.5%
Energy	10.9%
Financial	11.3%
Industrial	12.6%
Consumer, Non-Cyclical	15.5%
Consumer, Cyclical	18.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
TransDigm, Inc., Various	1.7%
HUB International, Ltd., Various	1.6%
Ford Motor Credit Co. LLC, Various	1.4%
Cloud Software Group, Inc., Various	1.2%
Venture Global Plaquemines LNG LLC, Various	1.2%
Medline Borrower LP, Various	1.1%
1011778 BC ULC / New Red Finance, Inc., Various	1.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., Various	1.0%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%

C000000089
Shareholder Report [Line Items]
Fund Name	INDEX 400 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.24%. The Portfolio compares its performance to the S&P MidCap 400® Index, which returned 7.50% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2025, the U.S. equity market delivered strong returns for the third consecutive year, with the S&P MidCap 400 Index returning 7.50%. U.S. Midcap equities underperformed U.S. Large Cap equities, represented by the S&P 500 Index, but outperformed U.S. Small Cap equities, represented by the S&P SmallCap 600 Index. Elevated tariff rates and trade policy volatility created uncertainty, yet economic resilience and late-year Fed rate cuts supported valuations.

  During the year, Industrials and Financials were the top sector contributors to total return.

  The top individual holdings that contributed to the portfolio total return included Ciena Corp. and Comfort Systems USA, Inc.

  Consumer Discretionary and Staples sectors were the top detractors to total return during the period.

  The top individual holdings that detracted from total return were Sarepta Therapeutics, Inc. and Avantor, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 400 Stock Portfolio	S&P MidCap 400® Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,038.12	12,073.84	11,195.99
12/2017	13,959.18	14,035.14	13,640.26
12/2018	12,377.22	12,479.56	13,042.23
12/2019	15,580.98	15,749.17	17,148.76
12/2020	17,664.27	17,900.36	20,303.93
12/2021	21,985.14	22,332.49	26,132.25
12/2022	19,068.96	19,415.72	21,399.47
12/2023	22,149.42	22,607.12	27,024.88
12/2024	25,169.47	25,756.01	33,786.42
12/2025	26,990.60	27,688.07	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 400 Stock Portfolio	7.24%	8.85%	10.44%
S&P MidCap 400® Index	7.50%	9.12%	10.72%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,489,285,000
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 3,075,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,489,285
# of Portfolio Holdings (Derivatives not included, if applicable)	402
Portfolio Turnover Rate	15%
Net Investment Advisory Fees Paid (000's)	$3,075

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Communication Services	2.0%
Utilities	3.3%
Energy	3.9%
Consumer Staples	4.3%
Materials	5.9%
Real Estate	6.3%
Health Care	8.8%
Consumer Discretionary	11.4%
Information Technology	13.9%
Financials	16.6%
Industrials	23.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex, Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

C000000078
Shareholder Report [Line Items]
Fund Name	INDEX 500 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 17.64%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts.

  U.S. equities experienced a highly volatile yet ultimately strong year in 2025, driven by shifting trade policy, evolving monetary expectations, and powerful structural themes such as artificial intelligence. After a weak start to the year amid escalating tariff uncertainty and a temporary market correction, sentiment improved as the administration paused several proposed tariffs and investors gained confidence that risks were contained. Markets rallied through mid-year, supported by strong corporate earnings and surging enthusiasm around AI, which became a dominant driver of performance across sectors.

  The Federal Reserve maintained a cautious stance throughout 2025, holding rates steady for most of the year before implementing modest cuts in September, October, and December in response to cooling labor markets and inflation that remained above target. Despite intermittent volatility, including a record long government shutdown and renewed U.S.– China trade tensions, equities continued to climb, finishing the year higher, with the S&P 500® Index supported by leadership from Information Technology, Communication Services, and select cyclicals.

  Top-performing sectors included Communication Services, Information Technology, and Industrials.

  Real Estate, Consumer Staples, and Consumer Discretionary were the worst performing sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 500 Stock Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	11,173.49	11,195.99
12/2017	13,577.59	13,640.26
12/2018	12,956.38	13,042.23
12/2019	16,995.98	17,148.76
12/2020	20,086.19	20,303.93
12/2021	25,800.51	26,132.25
12/2022	21,083.34	21,399.47
12/2023	26,574.40	27,024.88
12/2024	33,151.72	33,786.42
12/2025	38,999.89	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 500 Stock Portfolio	17.64%	14.19%	14.58%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	Nov. 05, 2025
AssetsNet	$ 7,470,778,000
Holdings Count | Holding	503
Advisory Fees Paid, Amount	$ 12,737,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$7,470,778
# of Portfolio Holdings (Derivatives not included, if applicable)	503
Portfolio Turnover Rate	2%
Net Investment Advisory Fees Paid (000's)	$12,737

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.6%
Real Estate	1.8%
Materials	1.8%
Utilities	2.2%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.1%
Health Care	9.6%
Consumer Discretionary	10.4%
Communication Services	10.5%
Financials	13.3%
Information Technology	34.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc., Various	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 11/5/2025, the Portfolio's diversification policy changed such that the Portfolio will continue to track the underlying index even if it operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Revisions associated with this change were made to the Principal Investment Strategies and Principal Risk disclosures.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Risks Change [Text Block]	Effective 11/5/2025, the Portfolio's diversification policy changed such that the Portfolio will continue to track the underlying index even if it operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. Revisions associated with this change were made to the Principal Investment Strategies and Principal Risk disclosures.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050279
Shareholder Report [Line Items]
Fund Name	INDEX 600 STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 5.78%. The Portfolio compares its performance to the S&P SmallCap 600® Index, which returned 6.02% for the same period.

  The Portfolio’s relative performance slightly lagged due to transaction costs, administrative expenses, cash flow effects and costs associated with the use of equity index futures contracts. In 2025, the U.S. equity market delivered strong returns for the third consecutive year, with the S&P SmallCap 600 Index returning 6.02%. U.S. small cap equities underperformed both U.S Large Cap equities, represented by the S&P 500 Index, and U.S. Midcap equities, represented by the S&P MidCap 400 Index. Elevated tariff rates and trade policy volatility created uncertainty, yet economic resilience and late-year Fed rate cuts supported valuations.

  During the year, Industrials and Financials were the top sector contributors to total return.

  The top individual holdings that contributed to the portfolio total return during the year included Sandisk Corp. and Kratos Defense and Security Solutions, Inc. During the year, Sandisk Corp. was promoted out of the S&P Small Cap Index but still had a meaningful contribution to the portfolio’s return.

  Consumer Staples and Energy sectors were the top detractors to total return during the period.

  The top individual security detractors to total return were Robert Half, Inc. and SPS Commerce, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Index 600 Stock Portfolio	S&P SmallCap 600® Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,612.39	12,655.65	11,195.99
12/2017	14,242.87	14,330.45	13,640.26
12/2018	12,992.28	13,115.08	13,042.23
12/2019	15,907.35	16,102.86	17,148.76
12/2020	17,646.20	17,920.39	20,303.93
12/2021	22,272.37	22,726.66	26,132.25
12/2022	18,627.05	19,067.96	21,399.47
12/2023	21,562.93	22,128.89	27,024.88
12/2024	23,380.22	24,053.29	33,786.42
12/2025	24,731.44	25,500.34	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Index 600 Stock Portfolio	5.78%	6.98%	9.48%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 514,579,000
Holdings Count | Holding	605
Advisory Fees Paid, Amount	$ 1,058,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$514,579
# of Portfolio Holdings (Derivatives not included, if applicable)	605
Portfolio Turnover Rate	24%
Net Investment Advisory Fees Paid (000's)	$1,058

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.9%
Utilities	2.2%
Consumer Staples	2.4%
Communication Services	2.9%
Energy	4.5%
Materials	5.3%
Real Estate	7.2%
Health Care	12.1%
Consumer Discretionary	13.4%
Information Technology	14.3%
Industrials	16.8%
Financials	18.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
LKQ Corp.	0.5%
SiTime Corp.	0.5%
Solstice Advanced Materials, Inc.	0.5%

C000050276
Shareholder Report [Line Items]
Fund Name	INFLATION MANAGED PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Managed Portfolio	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.51%. The Portfolio compares its performance to the Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index, which returned 7.01% for the same period.

  Against a backdrop of persistent above-target inflation, tariff-policy uncertainty, Fed easing and resilient economic growth, the broad TIPS market delivered a solid gain in 2025. Inflation moderated through the first several months of the year before climbing again through late 2025. While inflation remained well above the Fed’s target, inflation and inflation expectations eased compared with year-end 2024, and TIPS outperformed nominal Treasuries.

  Asset allocation was the main driver of Portfolio performance for the year. In general, the Portfolio was close to fully invested in TIPS as allowed by IRS portfolio diversification regulations for variable annuities (a maximum of 55%). The managers primarily invested the remainder of the Portfolio in securitized and investment-grade corporate securities.

  The Portfolio’s allocations to securitized and investment-grade credit securities were key contributors to relative performance. The managers held these securities in conjunction with inflation swaps, which also aided results.

  Duration and yield curve effects detracted from results. Additionally, timing discrepancies between the Portfolio’s daily pricing of its TIPS versus the index’s modestly weighed on relative results.

  The Portfolio’s positioning along the real yield curve, along with carry and roll-down effects, dampened relative performance. However, positive results from duration positioning and carry and roll-down effects among non-U.S. inflation-linked securities provided a positive offset.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Inflation Managed Portfolio	Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,468.47	10,468.32	10,264.72
12/2017	10,842.97	10,783.11	10,628.29
12/2018	10,559.81	10,647.05	10,629.48
12/2019	11,512.02	11,544.36	11,556.04
12/2020	12,613.90	12,813.36	12,423.50
12/2021	13,447.08	13,576.54	12,231.95
12/2022	11,703.96	11,968.27	10,640.54
12/2023	12,160.06	12,434.51	11,228.84
12/2024	12,398.86	12,662.82	11,369.22
12/2025	13,205.87	13,550.46	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Inflation Managed Portfolio	6.51%	0.92%	2.82%
Bloomberg® U.S. Treasury Inflation Protected Securities (TIPS) Index	7.01%	1.12%	3.08%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 419,511,000
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 1,648,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$419,511
# of Portfolio Holdings (Derivatives not included, if applicable)	173
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid (000's)	$1,648

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	7.2%
Municipal Bonds	0.4%
Corporate Bonds	12.1%
Structured Products	17.5%
Governments	62.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury Inflation Index Bond, Various	54.6%
New Zealand Government Bond, Various	3.4%
United Kingdom Gilt, Various	3.4%
Federal Home Loan Mortgage Corp., Various	3.3%
HQLA Funding LLC	3.2%
Government National Mortgage Association, Various	2.3%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/26	2.0%
Australian Government Bond, Various	1.3%
Wells Fargo & Co., Various	0.6%
Elmwood CLO 39, Ltd., Series 2025-2A, Class A1, 5.022%, 4/17/38	0.5%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 9/15/2025, the name of the Portfolio has been changed to the Inflation Managed Portfolio. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Name [Text Block]	Effective 9/15/2025, the name of the Portfolio has been changed to the Inflation Managed Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000087
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$81	0.68%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 38.35%. The Portfolio compares its performance to the MSCI® All Country World (ex-US) Value Index (Net), which returned 39.50% for the same period.

  In 2025, international equity markets delivered their best yearly performance since 2009. All sectors and regions rebounded strongly from earlier trade tensions, posting double-digit returns. The Materials, Financials, and Information Technology sectors were the strongest performers.

  Strong stock selection in the Financials Sector, as well as an overweight and positive selection in Information Technology, bolstered relative results.

  Positions in leading global financial companies, including Banco Santander SA, Barclays PLC, Itau Unibanco Holding SA, and BNP Paribas SA, led the Portfolio’s strong relative results in 2025. These positions continued to perform well during the year, driven by a combination of an improving credit cycle, higher interest rates, and share buybacks.

  A key detractor from relative results included the Portfolio’s stock selection within the Consumer Discretionary and Materials sectors.

  The Portfolio’s positions in International Flavors & Fragrances and Booking hurt relative performance for the year. A Top ten portfolio position, Sanofi SA, also detracted on concerns around US vaccine and drug price reform.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	International Equity Portfolio	MSCI® All Country World (ex-US) Value Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,289.44	10,891.95	10,449.53
12/2017	12,583.54	13,360.70	13,290.91
12/2018	10,644.87	11,493.64	11,404.24
12/2019	11,985.78	13,300.32	13,857.42
12/2020	11,660.98	13,197.56	15,333.50
12/2021	12,244.58	14,577.33	16,533.21
12/2022	11,408.16	13,325.21	13,887.40
12/2023	13,243.71	15,630.30	16,056.03
12/2024	13,765.41	16,574.68	16,944.58
12/2025	19,044.48	23,122.35	22,432.39

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Equity Portfolio	38.35%	10.31%	6.65%
MSCI® All Country World (ex-US) Value Index (Net)	39.50%	11.87%	8.74%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 2,379,012,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 14,190,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$2,379,012
# of Portfolio Holdings (Derivatives not included, if applicable)	90
Portfolio Turnover Rate	16%
Net Investment Advisory Fees Paid (000's)	$14,190

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Utilities	0.0%
Real Estate	1.1%
Energy	5.2%
Communication Services	5.3%
Consumer Staples	7.4%
Materials	7.7%
Information Technology	9.1%
Consumer Discretionary	10.1%
Industrials	10.4%
Health Care	15.3%
Financials	27.0%

Investments by Country of Risk (% of net assets)

Value	Value
Other	32.2%
Switzerland	5.0%
Japan	5.7%
China	5.8%
France	6.9%
Germany	8.5%
United Kingdom	11.0%
United States	23.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Johnson Controls International PLC	3.2%
BNP Paribas SA	3.2%
GSK PLC	3.0%
Barclays PLC	2.8%
Banco Santander SA	2.7%
Novartis AG	2.7%
UBS Group AG	2.4%
Itau Unibanco Holding SA	2.2%
Roche Holding AG	2.1%

C000000086
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL GROWTH PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 18.70%. The Portfolio compares its performance to the MSCI EAFE® Growth Index (Net), which returned 20.76% for the same period.

  The threat of a tariff war took the market by surprise in early April, causing a sharp sell-off and an uptick in volatility. However, stocks rallied considerably amid resilient economic growth in some regions and interest-rate cuts from several key central banks. While progress was made on several fronts, a measure of uncertainty persisted.

  Market selection was the largest contributor to overall performance and stock selection detracted as a whole. An overweight to the Information Technology sector was the largest sector contributor, which was driven by stock selection.

  Among individual holdings, the overweight positions in GE Verona, Inc. and Safran SA contributed. GE Verona, Inc. benefited from rising U.S. electricity demands due to increased investment in artificial intelligence. The aerospace and defense company Safran SA gained from industry tailwinds that drove revenue growth.

  The Financials and Industrials sectors were the primary detractors, driven by negative security selection.

  Among individual holdings, the overweight positions in Recruit Holdings Co., Ltd. and Compass Group PLC detracted. Recruit Holdings Co., Ltd., a HR technology and staffing company, underperformed due to recession concerns. Compass Group PLC detracted in conjunction with broader sector weakness and concern over a rich valuation relative to future guidance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	International Growth Portfolio	MSCI EAFE® Growth Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	9,659.46	9,695.50	10,449.53
12/2017	12,560.13	12,493.65	13,290.91
12/2018	11,143.49	10,891.05	11,404.24
12/2019	15,021.76	13,929.48	13,857.42
12/2020	17,712.37	16,477.82	15,333.50
12/2021	20,531.51	18,332.02	16,533.21
12/2022	15,782.12	14,125.62	13,887.40
12/2023	19,059.40	16,608.65	16,056.03
12/2024	20,069.11	16,948.30	16,944.58
12/2025	23,822.68	20,466.09	22,432.39

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
International Growth Portfolio	18.70%	6.11%	9.07%
MSCI EAFE® Growth Index (Net)	20.76%	4.43%	7.42%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,141,879,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 6,435,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,141,879
# of Portfolio Holdings (Derivatives not included, if applicable)	63
Portfolio Turnover Rate	39%
Net Investment Advisory Fees Paid (000's)	$6,435

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	3.2%
Consumer Staples	0.4%
Energy	0.4%
Communication Services	2.1%
Health Care	3.1%
Consumer Discretionary	9.5%
Financials	9.6%
Materials	10.9%
Information Technology	20.9%
Industrials	39.9%

Investments by Country of Risk (% of net assets)

Value	Value
Other	17.4%
Switzerland	5.8%
Netherlands	6.5%
Sweden	8.3%
United Kingdom	12.8%
Japan	13.3%
France	13.7%
United States	19.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

ASML Holding NV	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.1%
Safran SA	4.1%
CRH PLC, Various	4.0%
Airbus SE	3.3%
Schneider Electric SE	3.2%
Compass Group PLC	3.1%
SAP SE	3.1%
Linde PLC	2.9%
UBS Group AG	2.8%

C000050277
Shareholder Report [Line Items]
Fund Name	LARGE CAP BLEND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.34%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  After an early decline, U.S. equities rebounded, and the S&P 500 Index achieved its third consecutive year of double-digit returns. The best-performing sectors within the Index were Communication Services and Information Technology, with no sectors ending the year in negative territory.

  Stock selection in the Consumer Staples and Energy sectors contributed to performance.

  Overweight positions in Howmet Aerospace, Inc. and Wells Fargo & Co. were the top individual contributors for the Portfolio’s relative performance during the year.

  Stock selection in the Information Technology and Utilities sectors detracted from performance.

  Overweight positions UnitedHealth Group, Inc. and Chipotle Mexican Grill, Inc. were the top individual detractors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Cap Blend Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	11,398.50	11,195.99
12/2017	13,566.99	13,640.26
12/2018	13,023.64	13,042.23
12/2019	16,145.34	17,148.76
12/2020	17,768.36	20,303.93
12/2021	21,047.58	26,132.25
12/2022	18,148.10	21,399.47
12/2023	21,888.15	27,024.88
12/2024	27,111.42	33,786.42
12/2025	30,999.44	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Blend Portfolio	14.34%	11.77%	11.98%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 169,470,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,078,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$169,470
# of Portfolio Holdings (Derivatives not included, if applicable)	52
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$1,078

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Real Estate	0.7%
Materials	1.5%
Energy	2.0%
Consumer Staples	2.9%
Utilities	3.4%
Industrials	7.4%
Health Care	8.8%
Communication Services	10.5%
Consumer Discretionary	11.8%
Financials	16.2%
Information Technology	34.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.6%
Microsoft Corp.	7.6%
Apple, Inc.	7.6%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Wells Fargo & Co.	3.1%
Mastercard, Inc. - Class A	2.7%
American Express Co.	2.5%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2025, Mason Street Advisors, LLC, the investment advisor to the Portfolio, agreed to increase the management fee waiver. This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Expenses [Text Block]	Effective 5/1/2025, Mason Street Advisors, LLC, the investment advisor to the Portfolio, agreed to increase the management fee waiver.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000000075
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 16.59%. The Portfolio compares its performance to the S&P 500® Index, which returned 17.88% for the same period.

  The U.S. stock market delivered another strong year, driven by resilient corporate earnings, easing interest rates, and surging enthusiasm for artificial intelligence.

  Security selection in Industrials, Consumer Staples and Communication Services contributed to relative performance. Underweight allocations to Real Estate and Industrials also contributed to relative performance.

  Top individual contributors to relative performance included overweight positions to Uber Technologies, Inc. (Industrials), C.H. Robinson Worldwide, Inc. (Industrials) and Alphabet, Inc. (Communication Services). The Portfolio exited its position in Uber Technologies, Inc. at the end of the period.

  The Portfolio’s relative underperformance was primarily driven by weak security selection in Consumer Discretionary, Financials and Information Technology. Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Underweight allocation to Consumer Staples and overweight allocations to Health Care and Energy detracted.

  Top individual detractors from relative performance included overweight positions to KKR & Co., Inc. (Financials) and ServiceNow, Inc. (Information Technology), and an underweight position to Micron Technology, Inc. (Information Technology). The Portfolio exited its position in Micron Technology, Inc. at the end of the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Cap Core Stock Portfolio	S&P 500® Index
12/2015	$10,000.00	$10,000.00
12/2016	10,757.09	11,195.99
12/2017	13,432.22	13,640.26
12/2018	12,621.16	13,042.23
12/2019	16,557.88	17,148.76
12/2020	20,323.23	20,303.93
12/2021	25,424.62	26,132.25
12/2022	20,624.38	21,399.47
12/2023	25,942.16	27,024.88
12/2024	31,689.78	33,786.42
12/2025	36,945.61	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Cap Core Stock Portfolio	16.59%	12.70%	13.96%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 824,766,000
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 3,159,000
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$824,766
# of Portfolio Holdings (Derivatives not included, if applicable)	140
Portfolio Turnover Rate	70%
Net Investment Advisory Fees Paid (000's)	$3,159

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.4%
Real Estate	1.0%
Materials	2.0%
Utilities	2.9%
Energy	3.7%
Consumer Staples	4.7%
Industrials	6.4%
Communication Services	9.9%
Health Care	10.4%
Consumer Discretionary	12.3%
Financials	13.7%
Information Technology	32.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

NVIDIA Corp.	8.8%
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.2%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.1%
Mastercard, Inc. - Class A	2.7%
Wells Fargo & Co.	2.6%
The Goldman Sachs Group, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	2.0%

C000050275
Shareholder Report [Line Items]
Fund Name	LARGE COMPANY VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 14.58%. The Portfolio compares its performance to the Russell 1000® Value Index, which returned 15.91% for the same period.

  Broad U.S. equity markets rallied in 2025, aided by resilient corporate earnings, interest rate cuts and enthusiasm for artificial intelligence technology. Against this backdrop, all sectors advanced over the trailing 12-month period, with the Communication Services and Information Technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the Industrials sector contributed to relative performance. Several positions in the Machinery industry delivered strong returns, and positions across a variety of other industries within the sector also outperformed. Security selection in the Health Care sector also buoyed results, particularly in the Pharmaceuticals industry.

  Pharmaceutical company Johnson & Johnson was a key contributor, driven by its strong guidance for 2026, lower-than-expected tariff impacts and a strong product pipeline.

  Conversely, the Portfolio’s relative overweight position in the Consumer Staples sector detracted from performance. Security selection in the Consumer Staples, Utilities and Materials sectors also weighed on returns.

  Kenvue, a personal care products company, was a notable detractor. Its shares fell after a White House press conference suggested that Tylenol, which Kenvue makes, had a potential association with autism when taken by pregnant women. Kenvue disputes the claims.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Large Company Value Portfolio	Russell 1000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,536.05	11,734.03	11,195.99
12/2017	12,816.37	13,337.37	13,640.26
12/2018	11,800.77	12,234.78	13,042.23
12/2019	15,064.79	15,482.04	17,148.76
12/2020	15,462.06	15,914.86	20,303.93
12/2021	18,851.13	19,919.09	26,132.25
12/2022	18,787.59	18,417.64	21,399.47
12/2023	19,501.31	20,528.77	27,024.88
12/2024	21,586.72	23,478.38	33,786.42
12/2025	24,733.01	27,212.98	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Large Company Value Portfolio	14.58%	9.85%	9.48%
Russell 1000® Value Index	15.91%	11.33%	10.53%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
Material Change Date	May 01, 2025
AssetsNet	$ 171,521,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,055,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$171,521
# of Portfolio Holdings (Derivatives not included, if applicable)	48
Portfolio Turnover Rate	102%
Net Investment Advisory Fees Paid (000's)	$1,055

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.8%
Consumer Discretionary	1.3%
Real Estate	1.9%
Communication Services	4.0%
Utilities	5.1%
Materials	5.3%
Information Technology	8.3%
Energy	8.5%
Industrials	10.1%
Consumer Staples	15.1%
Health Care	16.0%
Financials	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Marsh & McLennan Cos., Inc.	3.5%
JPMorgan Chase & Co.	3.4%
Duke Energy Corp.	3.3%
Johnson & Johnson	3.3%
Truist Financial Corp.	3.2%
Unilever PLC, ADR	3.2%
Berkshire Hathaway, Inc. - Class B	3.2%
Enterprise Products Partners LP	3.1%
BlackRock, Inc.	3.0%
PepsiCo, Inc.	3.0%

Material Fund Change [Text Block]

Material Portfolio Changes

Effective 5/1/2025, the investment strategy of the Portfolio was updated such that it will invest in a relatively limited number of companies, generally 30-50.  Accordingly, the Portfolio additionally added a "Security Focus Risk" to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.  This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

Material Fund Change Strategies [Text Block]	Effective 5/1/2025, the investment strategy of the Portfolio was updated such that it will invest in a relatively limited number of companies, generally 30-50.
Material Fund Change Risks Change [Text Block]	Accordingly, the Portfolio additionally added a "Security Focus Risk" to the Principal Risks section, which is contained in the Portfolio Summary section of the Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since 1/1/2025. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by 5/1/2026 at www.nmseriesfund.com or upon request at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Updated Prospectus Phone Number	1-888-455-2232
Updated Prospectus Email Address	vavldocrequest@northwesternmutual.com
Updated Prospectus Web Address	www.nmseriesfund.com
C000050282
Shareholder Report [Line Items]
Fund Name	LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$253	2.45%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.15%. The Portfolio compares its performance to the Bloomberg® Long-Term Treasury Index, which returned 5.59% for the same period.

  In 2025, markets were shaped by tariff-driven uncertainty, slowing U.S. growth, and moderating inflation, while geopolitical tensions and fiscal strains added volatility. The U.S. economy proved more resilient than expected despite significant policy shocks, including higher tariffs, tax changes, and immigration restrictions. The Federal Reserve cut rates by 75 basis points to counter softer inflation and support financial conditions. Globally, emerging markets benefited from easier monetary policy, while developed markets adjusted to slower demand and tighter trade conditions.

  Exposure to Agency residential mortgage-backed securities and the Telecommunications sector contributed to relative performance.

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection also contributed to performance.

  There were no significant detractors from the Portfolio’s performance over the period, however the use of treasury futures contracts as a tool for managing interest rate risk detracted from performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Long-Term U.S. Government Bond Portfolio	Bloomberg® Long-Term Treasury Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,108.85	10,132.63	10,264.72
12/2017	10,945.43	10,997.12	10,628.29
12/2018	10,721.68	10,794.67	10,629.48
12/2019	12,133.38	12,395.23	11,556.04
12/2020	14,241.09	14,589.54	12,423.50
12/2021	13,476.16	13,911.69	12,231.95
12/2022	9,496.78	9,841.76	10,640.54
12/2023	9,812.66	10,143.25	11,228.84
12/2024	9,245.40	9,492.91	11,369.22
12/2025	9,814.36	10,023.74	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Long-Term U.S. Government Bond Portfolio	6.15%	-7.18%	-0.19%
Bloomberg® Long-Term Treasury Index	5.59%	-7.23%	0.02%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 121,075,000
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 661,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$121,075
# of Portfolio Holdings (Derivatives not included, if applicable)	108
Portfolio Turnover Rate	14%
Net Investment Advisory Fees Paid (000's)	$661

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-52.9%
Corporate Bonds	1.3%
Structured Products	22.2%
Governments	129.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	121.8%
Uniform Mortgage Backed Security TBA, Various	11.8%
US Treasury Inflation Index Bond, Various	6.3%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.8%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.4%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.3%
Federal National Mortgage Association, Various	1.0%
Beignet Investor LLC, 6.581%, 5/30/49	1.0%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Stripped, Various	0.7%

C000000085
Shareholder Report [Line Items]
Fund Name	MID CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 8.32%. The Portfolio compares its performance to the Russell MidCap® Growth Index, which returned 8.66% for the same period.

  After an early decline, U.S. equities rebounded in 2025, with all style boxes gaining. The Portfolio staged a recovery in performance as leadership broadened in the second half of the year.

  Strong stock selection and sector allocation across multiple sectors in the second half positively impacted full-year performance. Industrials and Financials were top contributors.

  An overweight in Robinhood Markets, Inc. was the top contributor. The company reported strong financial results driven by equities and options trading. An overweight position in Ciena Corp. contributed on the back of strong earnings and guidance. The business benefited from rising data center networking demand.

  Stock selection in Information Technology was the primary detractor, impacted by high levels of concentration in the first half of the year. Consumer Discretionary also detracted.

  Palantir Technologies, Inc., an AI beneficiary, was a top detractor during the year. The portfolio held a sizeable absolute position but maintained a relative underweight in the name. Additionally, an underweight in Idexx Laboratories, Inc. also detracted as the stock rose on strong quarterly results and guidance. The portfolio held an underweight in the stock to manage risk.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Mid Cap Growth Stock Portfolio	Russell MidCap® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,082.99	10,732.86	11,195.99
12/2017	12,128.75	13,444.80	13,640.26
12/2018	11,233.69	12,806.13	13,042.23
12/2019	14,942.29	17,348.38	17,148.76
12/2020	18,739.30	23,522.10	20,303.93
12/2021	20,646.51	26,516.00	26,132.25
12/2022	15,739.44	19,430.71	21,399.47
12/2023	18,093.34	24,456.78	27,024.88
12/2024	19,578.11	29,862.48	33,786.42
12/2025	21,207.37	32,447.72	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Growth Stock Portfolio	8.32%	2.51%	7.81%
Russell MidCap® Growth Index	8.66%	6.65%	12.49%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,031,872,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 5,393,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,031,872
# of Portfolio Holdings (Derivatives not included, if applicable)	109
Portfolio Turnover Rate	64%
Net Investment Advisory Fees Paid (000's)	$5,393

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.8%
Materials	1.0%
Real Estate	1.7%
Consumer Staples	1.8%
Utilities	2.1%
Energy	3.2%
Communication Services	3.7%
Financials	9.5%
Information Technology	17.5%
Health Care	19.0%
Industrials	19.1%
Consumer Discretionary	20.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Hilton Worldwide Holdings, Inc.	3.1%
Royal Caribbean Cruises, Ltd.	2.9%
Howmet Aerospace, Inc.	2.5%
Carvana Co.	2.4%
Insmed, Inc.	2.2%
Cencora, Inc.	2.2%
Quanta Services, Inc.	2.2%
Alnylam Pharmaceuticals, Inc.	2.2%
Vistra Corp.	2.1%
CloudFlare, Inc. - Class A	2.0%

C000000088
Shareholder Report [Line Items]
Fund Name	MID CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 9.16%. The Portfolio compares its performance to the Russell MidCap® Value Index, which returned 11.05% for the same period.

  Major U.S. indices ended the year with double-digit gains, aided by strong earnings performance and relatively stable economic growth. Investors welcomed Fed rate cuts and shrugged off various risks, including tariffs and a weakening labor market in the last quarter of the year.

  Investment choices in the Industrials sector gave performance a boost. While the Portfolio was underweight in the Machinery industry, overweight positions in Oshkosh and Cummins lifted relative performance. Stock selection in the Real Estate sector also supported relative performance.

  Teradyne was a positive contributor on a relative basis. This semiconductor testing company delivered strong earnings with sales and profit hitting the top end of the company’s guidance range. Teradyne has benefited from robust artificial intelligence testing demand across all its segments.

  Stock selection in the Information Technology sector detracted from relative performance. The Portfolio’s underweight position in the sector also detracted. Stock selection in the Materials sector also weighed on relative performance, due in part to not owning a number of metals and mining stocks that outperformed over the period.

  Graphic Packaging Holding was a relative detractor. Shares of this consumer goods packaging company slumped due to weak volumes. Graphic Packaging cut its guidance as a result.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Mid Cap Value Portfolio	Russell MidCap® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	12,322.92	11,999.77	11,195.99
12/2017	13,778.17	13,601.04	13,640.26
12/2018	12,007.46	11,929.52	13,042.23
12/2019	15,514.45	15,157.90	17,148.76
12/2020	15,773.22	15,910.44	20,303.93
12/2021	19,443.71	20,419.12	26,132.25
12/2022	19,220.13	17,962.23	21,399.47
12/2023	20,423.65	20,245.97	27,024.88
12/2024	22,191.05	22,892.14	33,786.42
12/2025	24,223.85	25,421.49	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Mid Cap Value Portfolio	9.16%	8.96%	9.25%
Russell MidCap® Value Index	11.05%	9.83%	9.78%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 657,101,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 4,411,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$657,101
# of Portfolio Holdings (Derivatives not included, if applicable)	112
Portfolio Turnover Rate	75%
Net Investment Advisory Fees Paid (000's)	$4,411

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	2.5%
Communication Services	1.3%
Consumer Discretionary	3.7%
Materials	5.6%
Energy	5.9%
Real Estate	7.1%
Information Technology	7.2%
Utilities	9.1%
Consumer Staples	10.3%
Health Care	14.4%
Financials	16.1%
Industrials	16.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.8%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
U.S. Bancorp	1.6%
Kenvue, Inc.	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson and Co.	1.6%

C000050283
Shareholder Report [Line Items]
Fund Name	MULTI-SECTOR BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 10.00%. The Portfolio compares its performance to the Blended Portfolio Benchmark: 1/3 each: Bloomberg® Global Aggregate — Credit Component ex Emerging Markets, Hedged USD; ICE BofA® Global High Yield BB-B Rated Constrained Developed Markets Index, Hedged USD; JP Morgan® EMBI Global, which returned 9.49% for the same period.

  In 2025, markets were shaped by tariff-driven uncertainty, slowing U.S. growth, and moderating inflation, while geopolitical tensions and fiscal strains added volatility. The U.S. economy proved more resilient than expected despite significant policy shocks, including higher tariffs, tax changes, and immigration restrictions. The Federal Reserve cut rates by 75 basis points to counter softer inflation and support financial conditions. Globally, emerging markets benefited from easier monetary policy, while developed markets adjusted to slower demand and tighter trade conditions.

  Tactical exposure to securitized, specifically non-Agency and Agency residential mortgage-backed securities meaningfully contributed to the Portfolio’s performance. Positioning within Latin American emerging markets debt was positive for performance.

  United States duration positioning also contributed significantly over the period.

  Positioning within investment grade and high yield Financials and selection within Information Technology detracted from performance.

  Tactical exposure to the Korean won also detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Multi-Sector Bond Portfolio	Blended Portfolio Benchmark (as defined above)	Bloomberg® Global Credit Hedged USD Index	Bloomberg® Global Aggregate Index
12/2015	$10,000.00	$10,000.00	$10,000.00	$10,000.00
12/2016	11,109.08	10,978.00	10,733.60	10,208.54
12/2017	12,040.32	11,778.22	11,365.97	10,963.52
12/2018	11,883.58	11,515.74	11,273.94	10,832.11
12/2019	13,552.02	13,091.56	12,635.52	11,572.84
12/2020	14,382.55	13,918.83	13,586.92	12,637.23
12/2021	14,371.58	14,041.42	13,531.27	12,042.39
12/2022	12,159.70	12,157.19	11,670.98	10,085.72
12/2023	13,340.13	13,475.12	12,763.49	10,662.02
12/2024	14,196.60	14,236.50	13,334.06	10,481.98
12/2025	15,616.86	15,587.36	14,298.17	11,338.07

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Multi-Sector Bond Portfolio	10.00%	1.66%	4.56%
Blended Portfolio Benchmark (as defined above)	9.49%	2.29%	4.54%
Bloomberg® Global Credit Hedged USD Index	7.23%	1.03%	3.64%
Bloomberg® Global Aggregate Index	8.17%	-2.15%	1.26%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 1,378,284,000
Holdings Count | Holding	1,022
Advisory Fees Paid, Amount	$ 8,855,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$1,378,284
# of Portfolio Holdings (Derivatives not included, if applicable)	1,022
Portfolio Turnover Rate	36%
Net Investment Advisory Fees Paid (000's)	$8,855

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	-8.5%
Warrants	0.0%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.2%
Bank Loan Obligations	4.9%
Governments	23.2%
Structured Products	38.0%
Corporate Bonds	42.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Uniform Mortgage Backed Security TBA, Various	14.8%
Deutsche Bank Securities, Inc. Repurchase Agreement, 3.84%, 1/5/26	4.8%
US Treasury, Various	3.7%
Saudi Government International Bond, Various	1.6%
United Mexican States, Various	1.4%
Petroleos Mexicanos, Various	1.3%
Colombian TES, Various	1.3%
Project Cashmere, 4.543%, 12/30/57	1.2%
Republic of South Africa Government International Bond, Various	1.2%
European Union, 3%, 12/4/34	1.1%

C000050278
Shareholder Report [Line Items]
Fund Name	RESEARCH INTERNATIONAL CORE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 22.98%. The Portfolio compares its performance to the MSCI® All Country World (ex-US) Index (Net), which returned 32.39% for the same period.

  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high. Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil. Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.

  Security selection in the Financials sector contributed to relative returns during the year. Additionally, the funds currency exposure contributed to relative performance.

  Overweight individual holdings ABN AMRO Bank, Bank of Ireland Group and Barclays PLC contributed to the Portfolio’s relative performance.

  Security selection in the Materials, Health Care, Information Technology, Communication Services and Industrials sectors detracted from relative returns.

  Overweight individual holdings in Novo Nordisk, Constellation Software and Wolters Kluwer detracted from the Portfolio’s relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Research International Core Portfolio	MSCI EAFE® Index (Net)	MSCI® All Country World (ex-US) Index (Net)
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	9,887.83	10,100.01	10,449.53
12/2017	12,677.18	12,628.49	13,290.91
12/2018	10,945.10	10,886.99	11,404.24
12/2019	14,037.49	13,283.70	13,857.42
12/2020	15,927.43	14,321.93	15,333.50
12/2021	17,849.97	15,935.07	16,533.21
12/2022	14,786.87	13,632.18	13,887.40
12/2023	16,701.40	16,118.39	16,056.03
12/2024	17,244.40	16,734.63	16,944.58
12/2025	21,206.92	21,959.38	22,432.39

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Research International Core Portfolio	22.98%	5.89%	7.81%
MSCI EAFE® Index (Net)	31.22%	8.92%	8.18%
MSCI® All Country World (ex-US) Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 996,174,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 6,301,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$996,174
# of Portfolio Holdings (Derivatives not included, if applicable)	112
Portfolio Turnover Rate	42%
Net Investment Advisory Fees Paid (000's)	$6,301

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.6%
Utilities	2.7%
Energy	3.9%
Communication Services	4.0%
Consumer Staples	5.6%
Materials	7.2%
Consumer Discretionary	8.1%
Information Technology	10.2%
Health Care	11.2%
Industrials	18.9%
Financials	26.6%

Investments by Country of Risk (% of net assets)

Value	Value
Other	29.1%
Germany	5.1%
Netherlands	6.3%
France	8.4%
United Kingdom	12.1%
United States	16.8%
Japan	20.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Roche Holding AG	3.0%
Mizuho Financial Group, Inc.	2.7%
Schneider Electric SE	2.6%
Hitachi, Ltd.	2.5%
Novartis AG	1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.7%
Barclays PLC	1.7%
ASML Holding NV	1.6%
Linde PLC	1.6%
ING Groep NV	1.5%

C000000082
Shareholder Report [Line Items]
Fund Name	SELECT BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.45%. The Portfolio compares its performance to the Bloomberg® U.S. Aggregate Bond Index, which returned 7.30% for the same period.

  Interest rate volatility was a major theme especially within mortgage-backed securities (MBS) while spread volatility played a role in credit, albeit to a lesser degree. Tariff news dominated headlines for most of 2025 and heavy issuance within artificial intelligence spending became a theme in the fourth quarter.

  Security selection and positioning in agency mortgages were the largest contributors to performance in 2025. The dynamic sector overweight was also a meaningful component of excess returns. A sector overweight and tactical positioning in credit, and a sector overweight to asset-backed securities (ABS) were also contributors.

  Within MBS, certain 30-year and 20-year bonds benefited from both spread tightening and curve steepening. Overweight positions in specific 30-year bonds also contributed.

  Positioning in commercial mortgage-backed securities detracted from performance, and positioning in rental car ABS was a very slight detractor on a risk adjusted basis. Select positioning in pass-throughs and floating rate collateralized mortgage obligations detracted from performance.

  Credit detractors included Oracle Corp., Energy Transfer LP, Pacific Gas & Electric Co., Charter Communications Operating LLC, and FS KKR Capital Corp. Within mortgage pass-throughs, the overweight to conventional 30-year higher-coupon specified pools detracted, as did the underweight to generic 30-year discount MBS.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Select Bond Portfolio	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00
12/2016	10,305.72	10,264.72
12/2017	10,675.02	10,628.29
12/2018	10,652.27	10,629.48
12/2019	11,573.67	11,556.04
12/2020	12,613.02	12,423.50
12/2021	12,412.89	12,231.95
12/2022	10,758.09	10,640.54
12/2023	11,423.87	11,228.84
12/2024	11,625.35	11,369.22
12/2025	12,491.01	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Select Bond Portfolio	7.45%	-0.19%	2.25%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 2,854,677,000
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 8,302,000
InvestmentCompanyPortfolioTurnover	234.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$2,854,677
# of Portfolio Holdings (Derivatives not included, if applicable)	993
Portfolio Turnover Rate	234%
Net Investment Advisory Fees Paid (000's)	$8,302

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.7%
Municipal Bonds	0.1%
Corporate Bonds	24.2%
Governments	25.5%
Structured Products	49.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	24.1%
Federal National Mortgage Association, Various	15.4%
Federal Home Loan Mortgage Corp., Various	8.6%
Government National Mortgage Association, Various	3.2%
The Goldman Sachs Group, Inc., Various	1.0%
Morgan Stanley Private Bank NA, Various	1.0%
Citigroup, Inc., Various	0.8%
Broadcom, Inc., Various	0.8%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.8%
Morgan Stanley, Various	0.7%

C000050281
Shareholder Report [Line Items]
Fund Name	SHORT-TERM BOND PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 5.70%. The Portfolio compares its performance to the Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index, which returned 5.35% for the same period.

  In early 2025, investors reacted with concerns that President Trump’s tariffs would contribute to inflation pressures. Corporate credit remained resilient and spreads trended tighter throughout the period. The fed funds target ended in the 3.50% to 3.75% range following three 25 basis point rate cuts towards year-end.

  Sector allocation contributed to outperformance, aided by allocations to the securitized sectors, including residential mortgage-backed securities, asset-backed securities (ABS), collateralized loan obligations (CLOs), and commercial mortgage backed securities. An overweight to investment-grade corporate bonds and a corresponding underweight to U.S. Treasurys helped relative performance. Corporates performed better than Treasurys amid the risk-on environment seen throughout 2025.

  Interest rate management contributed in aggregate. We held a slight overweight average duration positioning which helped performance as rates fell.

  There were no top detracting sectors over the course of 2025, but duration marginally detracted over the period, mainly driven by an underweight position in the third quarter as rates rallied.

  Additionally, a minimal position in Treasury inflation protected securities marginally detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Short-Term Bond Portfolio	Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	Bloomberg® U.S. Aggregate Bond Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	10,167.28	10,128.22	10,264.72
12/2017	10,302.24	10,213.76	10,628.29
12/2018	10,441.87	10,377.03	10,629.48
12/2019	10,899.71	10,795.19	11,556.04
12/2020	11,367.77	11,155.06	12,423.50
12/2021	11,356.85	11,102.29	12,231.95
12/2022	10,844.01	10,692.99	10,640.54
12/2023	11,414.52	11,186.20	11,228.84
12/2024	11,989.37	11,673.40	11,369.22
12/2025	12,672.51	12,297.44	12,199.28

Average Annual Return [Table Text Block]

Average Annual Total Returns

Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Short-Term Bond Portfolio	5.70%	2.20%	2.40%
Bloomberg® 1-3 Year U.S. Government/ Credit Bond Index	5.35%	1.97%	2.09%
Bloomberg® U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 402,401,000
Holdings Count | Holding	864
Advisory Fees Paid, Amount	$ 1,275,000
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$402,401
# of Portfolio Holdings (Derivatives not included, if applicable)	864
Portfolio Turnover Rate	113%
Net Investment Advisory Fees Paid (000's)	$1,275

Holdings [Text Block]

Asset Type Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	4.3%
Governments	21.3%
Structured Products	33.5%
Corporate Bonds	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

US Treasury, Various	20.4%
Federal National Mortgage Association, Various	4.2%
Federal Home Loan Mortgage Corp., Various	2.3%
Crown Castle, Inc., Various	1.0%
Government National Mortgage Association TBA, Various	0.8%
CVS Health Corp., Various	0.8%
SBA Tower Trust, Various	0.7%
HCA, Inc., Various	0.7%
Government National Mortgage Association, Various	0.6%
ONEOK, Inc., Various	0.6%

C000000074
Shareholder Report [Line Items]
Fund Name	SMALL CAP GROWTH STOCK PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 6.93%. The Portfolio compares its performance to the Russell 2000® Growth Index, which returned 13.01% for the same period.

  The 2025 U.S. stock market was driven by resilient corporate earnings, falling interest rates, and surging enthusiasm for artificial intelligence.

  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance. Underweights to Communication Services and Financials and an overweight to Industrials contributed to performance. Security selection in Financials and Health Care also contributed to relative performance.

  Top individual contributors to relative performance included positions in Lumentum Holdings, Inc. (Information Technology) and ATI (Industrials) and an underweight in Hims & Hers Health, Inc. (Health Care). The Portfolio exited its position in Lumentum Holdings, Inc. at the end of the period.

  The Portfolio’s relative underperformance was driven primarily by weak security selection in Industrials, Materials and Consumer Staples. Overweight allocations to Consumer Discretionary, Consumer Staples and Utilities also detracted.

  The top individual relative detractors from performance included positions in Freshpet, Inc. (Consumer Staples) and BellRing Brands, Inc. (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary). The Portfolio exited its position in BellRing Brands, Inc. and Sweetgreen at the end of the period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Small Cap Growth Stock Portfolio	Russell 2000® Growth Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	11,224.92	11,131.80	11,195.99
12/2017	13,650.33	13,599.35	13,640.26
12/2018	12,052.42	12,333.54	13,042.23
12/2019	16,354.25	15,846.56	17,148.76
12/2020	21,828.32	21,334.58	20,303.93
12/2021	22,724.69	21,939.37	26,132.25
12/2022	16,250.63	16,156.71	21,399.47
12/2023	19,233.65	19,171.29	27,024.88
12/2024	21,768.34	22,076.56	33,786.42
12/2025	23,276.67	24,949.32	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Growth Stock Portfolio	6.93%	1.29%	8.82%
Russell 2000® Growth Index	13.01%	3.18%	9.57%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 758,947,000
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 3,782,000
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$758,947
# of Portfolio Holdings (Derivatives not included, if applicable)	161
Portfolio Turnover Rate	88%
Net Investment Advisory Fees Paid (000's)	$3,782

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	0.3%
Utilities	0.7%
Investment Companies	1.2%
Real Estate	1.4%
Communication Services	1.7%
Energy	2.0%
Materials	2.5%
Consumer Staples	3.2%
Consumer Discretionary	9.7%
Financials	10.0%
Information Technology	20.0%
Industrials	23.6%
Health Care	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Credo Technology Group Holding, Ltd.	1.9%
Ensign Group, Inc.	1.7%
FTAI Aviation, Ltd.	1.6%
FirstCash Holdings, Inc.	1.3%
Bloom Energy Corp.	1.3%
SPX Technologies, Inc.	1.3%
Verra Mobility Corp.	1.3%
Modine Manufacturing Co.	1.2%
BridgeBio Pharma, Inc.	1.2%
Stifel Financial Corp.	1.2%

C000000084
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE PORTFOLIO
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2025 to 12/31/2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.
Additional Information Phone Number	1-888-455-2232
Additional Information Email	vavldocrequest@northwesternmutual.com
Additional Information Website	www.nmseriesfund.com
Expenses [Text Block]

What were the Portfolio's costs for the year?

(based on a hypothetical $10,000 investment)

Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year?

For the twelve months ended December 31, 2025, the Portfolio returned 7.41%. The Portfolio compares its performance to the Russell 2000® Value Index, which returned 12.59% for the same period.

  Small-cap U.S. stocks rose in 2025. After a challenging start to the year, the market rebounded, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  Stock selection in the Industrials and Business Services and Energy sectors contributed to relative performance.

  The top contributors among the Industrials and Business Services holdings were overweight positions in Nextpower and RBC Bearings, as strong demand from Aerospace and Defense markets supported share gains for the latter. In the Energy sector, the best performing names were TechnipFMC and Enerflex, where the Portfolio also maintained overweight positions. TechnipFMC benefited from robust subsea orders amid increased offshore spending.

  Conversely, stock selection in Financials and Health Care detracted from relative results.

  The main detractors within Financials were the overweight positions in Pinnacle Financial Partners and Walker & Dunlop. Investor concerns regarding Pinnacle Financial Partners’ merger of equals with Synovus Financial weighed on shares. In the Health Care segment, the worst performers were QuidelOrtho and Perrigo.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Date	Small Cap Value Portfolio	Russell 2000® Value Index	S&P 500® Index
12/2015	$10,000.00	$10,000.00	$10,000.00
12/2016	13,239.26	13,174.09	11,195.99
12/2017	14,781.94	14,206.66	13,640.26
12/2018	12,900.31	12,379.11	13,042.23
12/2019	16,240.24	15,151.29	17,148.76
12/2020	17,748.26	15,853.45	20,303.93
12/2021	21,830.48	20,335.28	26,132.25
12/2022	17,784.38	17,390.05	21,399.47
12/2023	20,247.66	19,937.09	27,024.88
12/2024	22,344.97	21,542.94	33,786.42
12/2025	24,001.15	24,256.18	39,827.45

Average Annual Return [Table Text Block]
Portfolio/Comparative Benchmark(s)	1 Year	5 Years	10 Years
Small Cap Value Portfolio	7.41%	6.22%	9.15%
Russell 2000® Value Index	12.59%	8.88%	9.27%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The chart presented above does not reflect the deduction of taxes a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
AssetsNet	$ 575,961,000
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,724,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets (000's)	$575,961
# of Portfolio Holdings (Derivatives not included, if applicable)	197
Portfolio Turnover Rate	40%
Net Investment Advisory Fees Paid (000's)	$4,724

Holdings [Text Block]

Sector Weightings (% of net assets)

Value	Value
Short-Term Investments & Other Net Assets	1.4%
Communication Services	1.4%
Consumer Staples	1.6%
Materials	4.7%
Utilities	5.4%
Energy	6.9%
Real Estate	8.8%
Information Technology	9.2%
Health Care	10.6%
Consumer Discretionary	10.8%
Industrials	12.8%
Financials	26.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of net assets)

Columbia Banking System, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.7%
PennyMac Financial Services, Inc.	1.6%
Curbline Properties Corp.	1.3%
CareTrust REIT, Inc.	1.1%
Western Alliance Bancorp	1.1%
Cytokinetics, Inc.	1.1%
FB Financial Corp.	1.1%
Texas Capital Bancshares, Inc.	1.0%
Banc of California, Inc.	1.0%

[1]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
[2]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.
[3]	This expense information covers the period from 6/30/2025 to 12/31/2025, which is less than a full reporting period. Expenses presented for a full reporting period would be higher.